UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05557

PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

(Exact name of registrant as specified in charter)

c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 532-2834

Date of fiscal year end: 10/31/2004

Date of reporting period: July 1, 2003-June 30, 2004

Item 1. Proxy Voting Record

MARINER HEALTH CARE, INC.

Ticker: MHCAV
CUSIP: 56845X108
Meeting Date: 7/30/2003

#	Proposal	Sponsor	Whether Registrant Voted	How Registrant Voted	Whether Registrant voted "For" or "Against" Management

1	Election of Directors	Issuer	Yes	For Proposal	For Management

NEIGHBORCARE, INC.

Ticker: NCRX
CUSIP: 64015Y104
Meeting Date: 6/15/2004

#	Proposal	Sponsor	Whether Registrant Voted	How Registrant Voted	Whether Registrant voted "For" or "Against" Management

1 2 3	Election of Directors Approve 2004 Performance Incentive Plan Approve KPMG as Independent Accountants	Issuer Issuer Issuer	Yes Yes Yes	For Proposal For Proposal For Proposal	For Management For Management For Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

           PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

By:      /s/ James D. Dondero
            James D. Dondero
            Chief Executive Officer

Date:   August 31, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the Registrant on the date indicated.

By:      /s/ James D. Dondero
            James D. Dondero
            Chief Executive Officer

Date:   August 31, 2004